SCHEDULE OF COST OF SALES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory	$ 3,420,713	$ 2,257,797	$ 118,626
Consulting and services	679,345	164,119	86,280
Other	310,719	181,995	13,894
Cost of sales	$ 4,410,777	$ 2,603,911	$ 218,800